SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2020 USD ($)
Product Information [Line Items]
Operating income loss	$ 735,255	$ 533,904	$ 1,391,993	$ 2,045,296	$ 2,569,459	$ 26,938
Net cash used in operating activities			219,874	1,412,550	1,624,565	57,804
Accumulated deficit	16,195,184		16,195,184		15,249,858	8,880,613
Cash and cash equivalents	412,659		412,659		510,128	8,556,642
Accounts receivable, allowance for credit loss	247,753	483,346	247,753	483,346	272,550	213,787			$ 148,520
Inventory valuation reserves	$ 78,034		$ 78,034		$ 73,821	0
Property, plant and equipment, salvage value, percentage	5.00%		5.00%		5.00%		5.00%	5.00%
Impairment loss		3,823,770		3,823,770	$ 3,823,770
Advertisement revenue					$ 0	1,944,811
Vat of gross sales price percentage					6.00%
Cash, FDIC Insured Amount	72,500		72,500		$ 72,500		¥ 500,000	¥ 500,000
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 438,156	$ 4,373,511	1,065,486	5,853,861
[custom:ProvisionForInventoryReserve]			$ 8,558	$ 0
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | No Customer [Member]
Product Information [Line Items]
Concentration Risk, Percentage				10.00%
Cost of Sales [Member] | Supplier Concentration Risk [Member] | Supplier One [Member]
Product Information [Line Items]
Concentration Risk, Percentage	20.00%	35.00%	15.00%	20.00%
Cost of Sales [Member] | Supplier Concentration Risk [Member] | Supplier Two [Member]
Product Information [Line Items]
Concentration Risk, Percentage			12.00%
Hotel [Member]
Product Information [Line Items]
Operating income loss	$ 339,816	$ 375,795	$ 601,803	$ 1,010,881	$ 1,193,966	581,832
Vat of gross sales price percentage			6.00%		6.00%
Health Care [Member]
Product Information [Line Items]
Vat of gross sales price percentage			0.00%		0.00%
Manufacture and Sale [Member]
Product Information [Line Items]
Operating income loss	$ 146,963		$ 232,111		$ 90,252
Vat of gross sales price percentage			13.00%		13.00%
Prior to May 1, 2018 [Member]
Product Information [Line Items]
Vat of gross sales price percentage					13.00%
Since April One Two Thousand Nineteen [Member]
Product Information [Line Items]
Vat of gross sales price percentage			13.00%